Statement of Changes in Stockholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 8	$ 1	$ 37,453	$ (25,314)	$ 12,148
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	13,663,023	856,340
Stock-based compensation			588		588
Net Loss				(5,546)	(5,546)
Issuances of Class A shares, net of issuance costs			488		488
Issuances of common shares, shares issued	141,765
Stock Redeemed or Called During Period, Shares		(102,483)
Conversion of SAFEs into Class A shares
Ending balance, value at Sep. 30, 2023	$ 8	$ 1	38,529	(30,860)	7,678
Shares, Outstanding, Ending Balance at Sep. 30, 2023	13,804,788	753,857
Beginning balance, value at Jun. 30, 2023	$ 8	$ 1	38,435	(29,722)	8,722
Shares, Outstanding, Beginning Balance at Jun. 30, 2023	13,786,594	856,340
Stock-based compensation
Net Loss				(1,138)	(1,138)
Issuances of Class A shares, net of issuance costs			94		94
Issuances of common shares, shares issued	18,194
Stock Redeemed or Called During Period, Shares		(102,483)
Conversion of SAFEs into Class A shares
Ending balance, value at Sep. 30, 2023	$ 8	$ 1	38,529	(30,860)	7,678
Shares, Outstanding, Ending Balance at Sep. 30, 2023	13,804,788	753,857
Beginning balance, value at Dec. 31, 2023	$ 8		38,994	(34,321)	4,682
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	13,804,788	753,857
Form S-1 filing fees			(217)		(217)
Stock-based compensation			1,328		1,328
Net Loss				(5,290)	(5,290)
Issuances of Class A shares, net of issuance costs			(51)		(51)
Issuances of common shares, shares issued	215,755
Stock Redeemed or Called During Period, Shares		(182,846)
Ending balance, value at Sep. 30, 2024	$ 8		40,054	(39,610)	452
Shares, Outstanding, Ending Balance at Sep. 30, 2024	14,020,543	571,011
Beginning balance, value at Jun. 30, 2024	$ 8		39,271	(37,890)	1,880
Shares, Outstanding, Beginning Balance at Jun. 30, 2024	13,917,085	674,469
Conversion of Class B to Class A shares
Conversion of Class B to Class A shares, shares issued	103,458
Conversion of Class B to Class A shares, shares converted		(103,458)
Form S-1 filing fees			(217)		(217)
Stock-based compensation			509		509
Net Loss				(1,720)	(1,720)
Ending balance, value at Sep. 30, 2024	$ 8		$ 40,054	$ (39,610)	$ 452
Shares, Outstanding, Ending Balance at Sep. 30, 2024	14,020,543	571,011